Income Taxes - Summary of Reconciliation Between Actual Income Taxes and The Theoretical Income Taxes (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
(Loss)/Profit before taxes	€ (96,959)	€ (31,557)	€ 69,233
Theoretical income tax benefit/(expense) - tax rate 24%	23,270	7,574	(16,616)
Non-deductible costs	(23,863)	(10,353)	(7,349)
Patent box impact		1,497	1,545
Differences between foreign tax rates and the theoretical applicable tax rate and tax holidays	(2,849)	20,321	(3,177)
Taxes relating to prior years	(2,668)	(197)	192
Deferred tax assets not recognized	(14,978)	(25,727)	(9,386)
Withholding tax on earnings	(9,027)	(6,221)	(5,366)
Other tax items	449	(727)	(1,482)
Total tax expense, excluding IRAP	€ (29,666)	€ (13,833)	€ (41,639)
Effective tax rate, excluding IRAP	(30.60%)	(43.80%)	60.10%
Italian regional income tax expense (IRAP)	€ (1,036)	€ (1,150)	€ (2,155)
Total income tax	€ (30,702)	€ (14,983)	€ (43,794)